HEDGE ACCOUNTING - Interest rate swaps and cross currency swaps (Details) $ in Millions	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($) contract
Disclosure of detailed information about hedges [line items]
Hedging derivatives	$ 20,854	$ 44,248
Concesionaria Vial Del Oriente S.A.S. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Income in U.S. dollars forecasted		$ 39,244
Notional amount contracts forward U.S. dollars		39,244
% hedged		100.00%
Hedging derivatives		$ 9,992
# of contracts | contract		1